TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Disclosure of compose trade receivables
	December 31,
	2024	2023
	US Dollars in thousands
Open accounts	59,473	43,166
Less – provision of allowance for credit loss	(3,779)	(1,866)
Trade receivables - net	55,694	41,300

Disclosure of changes in provision for credit losses
US Dollars in thousands

Balance as of January 1, 2024	1,866
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	1,913
Balance as of December 31, 2024	3,779

Balance as of January 1, 2023	2,432
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	(566)
Balance as of December 31, 2023	1,866